March 20, 2006

Division of Corporation Finance
Securities and Exchange Commission
100 F Street
Washington, D.C.  20549-4561

VIA EDGAR
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         RE:   PROSPECT ENERGY CORPORATION
               REGISTRATION STATEMENT ON FORM N-2

Ladies and Gentlemen:

         Pursuant to regulations of the Securities and Exchange Commission (the
"Commission"), transmitted herewith to the Commission's EDGAR system for filing on behalf of Prospect Energy Corporation is a registration statement on Form
N-2, in reliance on Rule 415 of the Securities Act of 1933, as amended.
Exhibits, legal opinions and any consents will be filed by amendment.

         The filing fee of $107.00 has been wire transferred to the Commission in advance of this filing.

         We respectfully request that comments or questions in connection with the subject filing be directed to the undersigned at Clifford Chance US LLP,
Attention: Leonard B. Mackey, Jr. at (212) 878-8489 or Carla P. Vogel at (212)
878-3343, 31 West 52nd Street, New York, New York 10019 (fax: (212) 878-8375).

Very truly yours,

/s/ Carla P. Vogel
Carla P. Vogel

Enclosures

cc:  Leonard B. Mackey, Jr.